Note J - Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Pumptron Limited [Member]	Dec. 31, 2011 American Turbine [Member]
Note J - Acquisitions (Details) [Line Items]
Number of Businesses Acquired	2
Unsecured Debt, Current	$ 17.0
Revenues		$ 10	$ 15